Stock Compensation Plan - Stock option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	1,004,000
Granted	471,734
Exercised	(73,750)	0
Forfeited or expired	(17,000)
Outstanding at the end	1,384,984	1,004,000
Expected to vest at the end	796,680
Options-exercisable at the end	588,304
Weighted average exercise price
Outstanding at the beginning (in dollars per share)	$ 0.46
Granted (in dollars per share)	1.20
Exercised (in dollars per share)	0.50
Forfeited or expired (in dollars per share)	1.20
Outstanding at the end (in dollars per share)	0.70	$ 0.46
Expected to vest at the end (in dollars per share)	0.80
Options-exercisable at the end (in dollars per share)	$ 0.57
Average remaining contractual term
Outstanding average remaining contractual term	8 years 8 months 16 days	9 years 4 months 21 days
Granted	0 years
Expected to vest at the end	8 years 10 months 2 days
Options-exercisable at the end	8 years 6 months 11 days